Capital Stock and Earnings Per Share Narrative (Detail) $ / shares in Units, $ in Millions				3 Months Ended		12 Months Ended
	Jul. 02, 2016	Jul. 01, 2016 shares	Jun. 15, 2016	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 Vote $ / shares shares	Dec. 31, 2016 USD ($) Vote $ / shares shares	Jan. 24, 2017 $ / shares	Dec. 31, 2015 $ / shares shares	Nov. 10, 2015 shares
Earnings Per Share [Line Items]
Common stock authorized (in shares)				2,000,000,000	2,000,000,000	2,000,000,000		100
Common stock authorized (in dollars per shares) | $ / shares				$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock authorized (in shares)				15,000,000	15,000,000	15,000,000		100
Preferred stock authorized (in dollars per shares) | $ / shares				$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock issued (in shares)				0	0	0		0
Preferred stock outstanding (in shares)				0	0	0		0
Common stock outstanding (in shares)		345,200,000		346,600,000	345,900,000	345,900,000		100	0
Common stock, distribution percentage	100.00%	100.00%	100.00%
Number of votes per share | Vote					1	1
Quarterly dividend (in dollars per share) | $ / shares				$ 0.07	$ 0.07
Dividends paid | $						$ 48.4
Dividends declared (in dollars per share) | $ / shares							$ 0.07
Common Stock
Earnings Per Share [Line Items]
Common stock outstanding (in shares)				346,600,000	345,900,000	345,900,000
Recapitalization (in shares)		345,237,561
Danaher Corporation [Member]
Earnings Per Share [Line Items]
Common stock outstanding (in shares)		100						100